Basis of Preparation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Preparation of the Consolidated Financial Statements [Abstract]
Schedule of Data on Exchange Rates

Data on exchange rates are as follows:

Representative
exchange rate of USD
(NIS/USD 1)
Date of consolidated financial statements:
December 31, 2024	3.647
December 31, 2023	3.627
December 31, 2022	3.519

%
Changes in exchange rates for the year ended:
December 31, 2024	0.5
December 31, 2023	3
December 31, 2022	13